Interim Condensed Consolidated Statements of Loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Sales	$ 670,165	$ 702,515
Cost of sales	537,873	569,921
GROSS MARGIN	132,292	132,594
EXPENSES
Administrative	40,803	39,931
Selling and marketing	61,704	41,965
Other operating expenses	35,765	23,359
Restructuring costs		1,917
Operating expense excluding cost of sales	138,272	107,172
Operating profit (loss) before the following	(5,980)	25,422
Finance costs	(23,546)	(16,313)
Change in fair value of derivative instruments and other	(241,999)	(68,441)
Other expenses, net	(740)	(13)
Loss from continuing operations before income taxes	(272,265)	(59,345)
Provision for (recovery of) income taxes	(2,294)	4,683
LOSS FROM CONTINUING OPERATIONS	(269,971)	(64,028)
Profit (loss) from discontinued operations	(5,189)	22,605
LOSS FOR THE PERIOD	(275,160)	(41,423)
Attributable to:
Shareholders of Just Energy	(275,140)	(41,377)
Non-controlling interest	(20)	(46)
LOSS FOR THE PERIOD	$ (275,160)	$ (41,423)
Loss per share from continuing operations
Basic (in CAD per share)	$ (1.82)	$ (0.45)
Diluted (in CAD per share)	(1.82)	(0.45)
Basic (in CAD per share)	(0.03)	0.16
Diluted (in CAD per share)	(0.03)	0.16
Basic (in CAD per share)	(1.85)	(0.29)
Diluted (in CAD per share)	$ (1.85)	$ (0.29)